UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the semi-annual distribution period from
December 1, 2016 to May 31, 2017

Commission File Number of Issuing entity:  001-35579
Central Index Key Number of Issuing entity: 0001548237

Fixed Income Trust For Prudential Financial, Inc. Notes, Series 2012-1
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor and sponsor: 001-35323
Central Index Key Number of depositor and sponsor: 0001509307

Fixed Income Client Solutions LLC
(Exact name of depositor and sponsor as specified in its charter)

James Whang, (877) 421-7858
(Name and telephone number, including area code, of the person to contact in connection with this filing)

Delaware
(State or other jurisdiction of incorporation or organization of the issuing entity)

27-4404514
(I.R.S. Employer Identification No.)

Fixed Income Solutions LLC 214 N. Tryon Street, Suite 2636 Charlotte, North Carolina	28202
(Address of principal executive offices of issuing entity)	(Zip Code)

(877) 421-7858
(Telephone number, including area code)

No Change
Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
$25,250,000 Face Amount of Class A-2037 Callable Step Up Certificates, Series 2012-1	☒			New York Stock Exchange
$1,661,000 Face Amount of Class A-2017 Zero Coupon Certificates, Series 2012-1			☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   ☒     No   ☐

PART I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

The response to Item 1. is set forth in part herein and in part in Exhibit 99.1.  Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.1 are included in the Prospectus Supplement, dated June 7, 2012, relating to five classes of Zero Coupon Certificates (the “Zero Coupon Certificates”) and one class of Class A-2037 Callable Step Up Certificates (the “Class A-2037 Certificates” and together with the Zero Coupon Certificates, the “Certificates”) and the related Prospectus, dated June 7, 2012 (collectively, the “Prospectus”), of Fixed Income Trust For Prudential Financial, Inc. Notes, Series 2012-1 (the “Issuing Entity”) filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933.

The Certificates were offered under the Prospectus.

Item 1A. Asset-Level Information

Not Applicable

Item 1B. Asset Representations Reviewer and Investor Communication.

Not Applicable

PART II - OTHER INFORMATION

ITEM 2 - LEGAL PROCEEDINGS

Nothing to report.

ITEM 3 - SALES OF SECURITIES AND USE OF PROCEEDS.

Nothing to report.

ITEM 4 - DEFAULTS UPON SENIOR SECURITIES.

Nothing to report.

ITEM 5 - SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Nothing to report.

ITEM 6 - SIGNIFICANT OBLIGORS OF POOL ASSETS.

Prudential Financial, Inc., the issuer of the underlying securities, is subject to the information reporting requirements of the Securities Exchange Act of 1934 (the “Exchange Act”).  For information on Prudential Financial, Inc., please see its periodic and current reports filed with the Securities and Exchange Commission (the “Commission”) under its Commission file number, 1-16707 and Central Index Key (CIK) number 0001137774.  The Commission maintains a site on the World Wide Web at “http://www.sec.gov” at which users can view and download copies of reports, proxy and information statements and other information filed electronically through the Electronic Data Gathering, Analysis and Retrieval system, or “EDGAR.”  Periodic and current reports and other information required to be filed pursuant to the Exchange Act by Prudential Financial, Inc. may be accessed on this site.  You can request copies of these documents, upon payment of a duplicating fee, by writing to the SEC.  Neither Fixed Income Client Solutions LLC nor the Trustee has participated in the preparation of such reporting documents, or made any due diligence investigation with respect to the information provided therein.  Neither Fixed Income Client Solutions LLC nor the Trustee has verified the accuracy or completeness of such documents or reports.  There can be no assurance that events affecting the issuer of the underlying securities or the underlying securities themselves have not occurred or have not yet been publicly disclosed which would affect the accuracy or completeness of the publicly available documents described above.

ITEM 7 – CHANGE IN SPONSOR INTEREST IN THE SECURITIES

Nothing to report.

ITEM 8 - SIGNIFICANT ENHANCEMENT PROVIDER INFORMATION.

Not Applicable.

ITEM 9 - OTHER INFORMATION.

Nothing to report.

ITEM 10 - EXHIBITS

(a) Documents filed as part of this report.

Exhibit 99.1 June 2017 Semi-Annual Report to Certificateholders.

(b) Exhibits required by Form 10-D and Item 601 of Regulation S-K.

Exhibit 99.1 June 2017 Semi-Annual Report to Certificateholders.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

FIXED INCOME TRUST FOR PRUDENTIAL FINANCIAL, INC. NOTES, SERIES 2012-1
(Issuing Entity)

FIXED INCOME CLIENT SOLUTIONS LLC
(Registrant)

By:	/s/ James Whang
	Name:	James Whang
	Title:	Treasurer

June 2, 2017

EXHIBIT INDEX

Exhibit No.	Description

Exhibit 99.1	June 2017 Semi-Annual Report to Certificateholders.